Tax	6 Months Ended
Jun. 30, 2018
Tax
24 Tax
The 2Q18 income tax expense of CHF 398 million includes the impact of the ongoing re-assessment of the estimated annual effective tax rate as well as the impact of items that need to be recorded in the specific interim period in which they occur. Further details are outlined in the tax expense reconciliation below.
Net deferred tax assets related to net operating losses, net deferred tax assets on temporary differences and net deferred tax liabilities are presented in the following manner. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on net operating losses and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on net operating losses first with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.
As of June 30, 2018, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 5.1 billion which are considered indefinitely reinvested. The Group would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 20 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2013; Switzerland – 2011; the US – 2010; the UK – 2009; and the Netherlands – 2006.
Effective tax rate
in	2Q18	1Q18	2Q17	6M18	6M17
Effective tax rate (%)	37.8	34.3	47.4	36.1	28.3
Tax expense reconciliation
in	2Q18
CHF million
Income tax expense computed at the Swiss statutory tax rate of 22%	231
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(1)
Other non-deductible expenses	120
Changes in deferred tax valuation allowance	13
Lower taxed income	(34)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	(5)
Other	74
Income tax expense	398
Foreign tax rate differential
2Q18 included a foreign tax benefit of CHF 1 million in respect of earnings in lower tax jurisdictions, such as Singapore, partially offset by earnings in higher tax jurisdictions, such as the US.
Other non-deductible expenses
2Q18 included the impact of CHF 116 million relating to the non-deductible interest expenses and non-deductible bank levy costs and CHF 4 million relating to other non-deductible expenses relating to a litigation matter.
Changes in deferred tax valuation allowance
2Q18 included the impact of the increase of valuation allowances of CHF 67 million mainly in respect of two of the Group’s operating entities, one in the UK and one in Asia, and a decrease of valuation allowances of CHF 54 million mainly in respect of one of the Group’s operating entities in the UK related to estimated current year earnings.
Lower taxed income
2Q18 primarily included the impacts of CHF 18 million related to non-taxable life insurance income and a beneficial earnings mix in one of the Group’s operating entities in Switzerland of CHF 14 million.
Other
2Q18 included a tax expense of CHF 38 million from an adverse earnings mix in one of the Group’s operating entities in Switzerland, a tax expense of CHF 36 million relating to own-credit valuation movements and a tax expense of CHF 6 million relating to the increase of tax contingency accruals. The remaining balance included various smaller items.
Net deferred tax assets
end of	2Q18	1Q18
Net deferred tax assets (CHF million)
Deferred tax assets	5,191	5,228
of which net operating losses	1,798	2,046
of which deductible temporary differences	3,393	3,182
Deferred tax liabilities	(567)	(461)
Net deferred tax assets	4,624	4,767

Bank
Tax
23 Tax
The 6M18 income tax expense of CHF 629 million includes the impact of the estimated annual effective tax rate as well as the impact of items that need to be recorded in the specific interim period in which they occur. Further details are outlined in the tax expense reconciliation below.
Net deferred tax assets related to net operating losses, net deferred tax assets on temporary differences and net deferred tax liabilities are presented in the following manner. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on net operating losses and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on net operating losses first with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.
As of June 30, 2018, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 4.6 billion which are considered indefinitely reinvested. The Bank would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
The Bank is currently subject to ongoing tax audits. inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 20 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2013; Switzerland – 2011; the US – 2010; the UK – 2009; and the Netherlands – 2006.
Effective tax rate
in	6M18	6M17
Effective tax rate (%)	33.3	33.5
Tax expense reconciliation
in	6M18
CHF million
Income tax expense computed at the statutory tax rate of 22%	415
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	4
Other non-deductible expenses	171
Changes in deferred tax valuation allowance	25
Lower taxed income	(60)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	(5)
Other	79
Income tax expense	629
Foreign tax rate differential
6M18 included a foreign tax expense of CHF 4 million in respect of earnings in higher tax jurisdictions, such as the US, as well as earnings in lower tax jurisdictions, such as Singapore.
Other non-deductible expenses
6M18 included the impact of CHF 167 million of non-deductible interest expenses and non-deductible bank levy costs and CHF 12 million relating to other non-deductible expenses relating to a litigation matter, partially offset by tax benefits on goodwill deductions of CHF 10 million. The remaining balance included various smaller items.
Changes in deferred tax valuation allowance
6M18 included the impact of the increase of valuation allowances of CHF 109 million mainly in respect of two of the Bank’s operating entities in the UK, and a decrease of valuation allowances of CHF 84 million mainly in respect of one of the Bank’s operating entities in the UK, related to estimated current year earnings.
Lower taxed income
6M18 primarily included the impacts of CHF 31 million related to non-taxable life insurance income, a beneficial earnings mix in one of the Bank’s operating entities in Switzerland of CHF 27 million.
Other
6M18 included a tax charge of CHF 50 million associated with the deferred tax re-assessment in Switzerland, a tax expense of CHF 44 million from an adverse earnings mix in one of the Bank’s operating entities in Switzerland and a tax expense of CHF 6 million relating to the increase of tax contingency accruals. This was partially offset by a tax benefit on the favorable resolution of a tax litigation in Asia of CHF 15 million. The remaining balance included various smaller items.
Net deferred tax assets
end of	6M18	2017
Net deferred tax assets (CHF million)
Deferred tax assets	5,114	5,457
of which net operating losses	1,782	2,200
of which deductible temporary differences	3,332	3,257
Deferred tax liabilities	(255)	(152)
Net deferred tax assets	4,859	5,305